UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07447

Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—3.1%
Consumer Staples—3.1%
Companhia de Bebidas das Americas ADR, 2.98% (Brazil)	6,113,982		$258,805

TOTAL PREFERRED STOCK (Identified Cost $221,913)			258,805

COMMON STOCKS—93.4%
Consumer Discretionary—7.9%
Bajaj Auto Ltd. (India)	2,224,997		73,813
Genting Bhd (Malaysia)	15,163,900		49,225
Genting Malaysia Bhd (Malaysia)	77,274,300		91,733
Grupo Televisa S.A. Sponsored ADR (Mexico)	5,684,963		151,277
Kangwon Land, Inc. (South Korea)	2,902,110		80,447
Peace Mark Holdings Ltd. (Hong Kong)(2)(3)(4)	464,100		0
Sands China Ltd. (Hong Kong)	38,204,506		198,795
Wynn Macau Ltd. (Cayman Islands)(2)	9,125,477		24,314

			669,604

Consumer Staples—37.4%
BIM Birlesik Magazalar A.S. (Turkey)	809,906		39,504
British American Tobacco Bhd (Malaysia)	1,914,500		38,642
British American Tobacco plc (United Kingdom)	8,911,245	(5)	480,387
British American Tobacco plc (United Kingdom)	305,296	(6)	16,361
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,667,649		27,002
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	388,245		63,583
Colgate Palmolive India Ltd. (India)	1,687,899		38,587
CP ALL PCL (Thailand)	51,864,800		81,153
Dairy Farm International Holdings Ltd. (Bermuda)	2,744,561		33,209
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	2,236,136		253,801
Hindustan Unilever Ltd. (India)	31,193,923		267,968
ITC Ltd. (India)	73,035,653		416,112
LG Household & Health Care Ltd. (South Korea)	181,722		99,895
Nestle India Ltd. (India)	1,299,226		109,680
Orion Corp. (South Korea)	57,654		56,431
SABMiller plc (United Kingdom)	8,185,341		432,175
Souza Cruz S.A. (Brazil)	9,662,206		141,963
Tiger Brands Ltd. (South Africa)	1,471,094		47,035
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	17,289,022		45,187
Tsingtao Brewery Co., Ltd. (China)	13,109,457		83,647

	SHARES	VALUE
Consumer Staples—(continued)
Unilever Indonesia tbk PT (Indonesia)	33,670,131	$79,138
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	93,499,830	305,826

		3,157,286

Energy—1.0%
Ecopetrol S.A. (Colombia)	31,334,292	86,682

Financials—32.2%
Axis Bank Ltd. (India)	3,213,400	77,156
Bangkok Bank plc (Thailand)	14,336,800	111,005
Bank Central Asia tbk PT (Indonesia)	62,796,500	73,874
BM&F Bovespa S.A. (Brazil)	43,226,861	290,710
DBS Group Holdings Ltd. (Singapore)	5,502,000	71,211
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR (Mexico)(2)	14,985,345	231,224
Housing Development Finance Corp. (India)	24,906,564	379,505
Housing Development Finance Corp. Bank Ltd. (India)	17,695,279	203,922
Housing Development Finance Corp. Bank Ltd. ADR (India)	3,157,479	118,153
HSBC Holdings plc (United Kingdom)	34,686,302	372,523
Kasikornbank PCL (Thailand)	13,942,974	99,828
Kotak Mahindra Bank Ltd. (India)	7,593,295	91,424
Link REIT (The) (Hong Kong)	13,614,915	74,257
Malayan Banking Bhd (Malaysia)	55,572,945	168,811
Public Bank Bhd (Malaysia)	25,256,900	132,555
Remgro Ltd. (South Africa)	6,313,604	125,753
Standard Chartered plc (United Kingdom)	3,050,470	78,958
Standard Chartered plc (United Kingdom)	402,717	10,473

		2,711,342

Health Care—2.6%
Cipla Ltd. (India)	13,619,612	95,096
Sun Pharmaceutical Industries Ltd. (India)	8,180,088	123,384

		218,480

Industrials—1.1%
SM Investments Corp. (Philippines)	3,397,940	93,003

Information Technology—2.6%
Cielo S.A. (Brazil)	3,007,583	88,512
Tata Consultancy Services Ltd. (India)	3,546,650	102,975
Totvs S.A. Com NPV (Brazil)	1,391,129	28,584

		220,071

1

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—5.3%
Asian Paints Ltd. (India)	976,404	$88,464
Compania de Minas Buenaventura S.A. ADR (Peru)	3,497,516	90,796
Industrias Penoles S.A.B de C.V. (Mexico)	3,943,472	187,227
Semen Gresik (Persero) tbk PT (Indonesia)	41,948,830	76,627

		443,114

Utilities—3.3%
Power Assets Holdings Ltd. (Hong Kong)	29,121,768	275,231

TOTAL COMMON STOCKS (Identified Cost $6,951,051)		7,874,813
TOTAL LONG TERM INVESTMENTS—96.5% (Identified cost $7,172,964)		8,133,618
SHORT-TERM INVESTMENTS—3.0%
Money Market Mutual Funds—3.0%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.050%)	252,895,349	252,895

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $252,895)		252,895
TOTAL INVESTMENTS—99.5% (Identified Cost $7,425,859)		8,386,513	(1)
Other assets and liabilities, net—0.5%		44,428

NET ASSETS—100.0%		$8,430,941

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Shares traded on Johannesburg exchange
(6)	Shares traded on London Exchange.

2

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
India	26%
United Kingdom	17
Mexico	15
Brazil	10
Hong Kong	6
Malaysia	6
Thailand	3
Other	17

Total	100%

†	% of total investments as of March 31, 2013

3

Virtus Emerging Markets Opportunities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$7,874,813	$3,509,556	$4,365,257	$0	*
Preferred Stock	258,805	258,805	—	—
Short-term Investments	252,895	252,895	—	—

Total Investments	$8,386,513	$4,021,256	$4,365,257	$0	*

*	Includes internally fair valued security currently priced at zero $0.

Securities held by the Fund with an end of period value of $1,250,896 were transferred from Level 2 into Level 1 based on our valuation procedures for non-U.S. securities.

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—96.7%
Consumer Discretionary—22.0%
Affinion Group, Inc. 7.875%, 12/15/18	$110	$87
AMC Networks, Inc. 7.750%, 7/15/21	133	151
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	243	253
American Greetings Corp. 7.375%, 12/1/21	217	220
Asbury Automotive Group, Inc. 8.375%, 11/15/20	271	305
AutoNation, Inc. 6.750%, 4/15/18	55	63
Block Communications, Inc. 144A 7.250%, 2/1/20(2)	179	196
Brown Shoe Co., Inc. 7.125%, 5/15/19	119	126
Brunswick Corp. 7.375%, 9/1/23	250	269
Cablevision Systems Corp.
7.750%, 4/15/18	166	187
8.000%, 4/15/20	25	28
CCO Holdings LLC (CCO Holdings Capital Corp.)
7.000%, 1/15/19	165	179
7.375%, 6/1/20	28	31
6.625%, 1/31/22	177	191
Central Garden & Pet Co. 8.250%, 3/1/18	386	400
Chrysler Group LLC (Chrysler Group, Inc.) 8.000%, 6/15/19	429	472
Cinemark USA, Inc.
8.625%, 6/15/19	315	349
7.375%, 6/15/21	53	60
Claire’s Stores, Inc.
8.875%, 3/15/19	75	80
144A 9.000%, 3/15/19(2)	219	249
144A 6.125%, 3/15/20(2)	3	3
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	14	15
Series B 7.625%, 3/15/20	175	184
Coinstar, Inc. 144A 6.000%, 3/15/19(2)	40	41
CSC Holdings LLC 8.625%, 2/15/19	220	265
Dillard’s, Inc.
6.625%, 1/15/18	310	344
7.130%, 8/1/18	90	103
DineEquity, Inc. 9.500%, 10/30/18	184	211
Dish DBS Corp.
7.875%, 9/1/19	116	138
6.750%, 6/1/21	160	179

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Exide Technologies 8.625%, 2/1/18	$35	$30
Gannett Co., Inc. 9.375%, 11/15/17	250	272
Goodyear Tire & Rubber Co. (The)
8.250%, 8/15/20	73	81
6.500%, 3/1/21	74	77
7.000%, 5/15/22	93	98
Hanesbrands, Inc. 6.375%, 12/15/20	177	194
HD Supply, Inc. 10.500%, 1/15/21	212	221
Jaguar Land Rover plc
144A 7.750%, 5/15/18(2)	141	155
144A 8.125%, 5/15/21(2)	193	218
Jarden Corp.
7.500%, 5/1/17	215	244
7.500%, 1/15/20	100	109
KB Home
8.000%, 3/15/20	185	214
7.500%, 9/15/22	32	36
Lear Corp. 7.875%, 3/15/18	131	143
Live Nation Entertainment, Inc.
144A 8.125%, 5/15/18(2)	178	194
144A 7.000%, 9/1/20(2)	110	119
Longview Fibre Paper & Packaging, Inc. 144A 8.000%, 6/1/16(2)	233	245
Marina District Finance Co., Inc.
9.500%, 10/15/15	353	365
9.875%, 8/15/18	36	37
Meritage Homes Corp. 7.150%, 4/15/20	144	161
Meritor, Inc.
8.125%, 9/15/15	141	150
10.625%, 3/15/18	10	11
MGM Resorts International
8.625%, 2/1/19	156	183
144A 6.750%, 10/1/20(2)	22	23
7.750%, 3/15/22	348	388
National Cinemedia LLC 7.875%, 7/15/21	208	233
Netflix, Inc. 144A 5.375%, 2/1/21(2)	86	86
Penske Automotive Group, Inc. 144A 5.750%, 10/1/22(2)	142	149
PHH Corp. 9.250%, 3/1/16	200	235

1

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(2)	$279	$285
Quiksilver, Inc. 6.875%, 4/15/15	325	325
Regal Cinemas Corp. 8.625%, 7/15/19	196	218
Regal Entertainment Group
9.125%, 8/15/18	173	195
5.750%, 2/1/25	49	48
RHP Hotel Properties LP (RHP Finance Corp.) 144A 5.000%, 4/15/21(2)	5	5
RSI Home Products, Inc. 144A 6.875%, 3/1/18(2)	250	255
Ruby Tuesday, Inc. 144A 7.625%, 5/15/20(2)	249	248
Ryland Group, Inc. (The)
8.400%, 5/15/17	28	33
6.625%, 5/1/20	63	69
5.375%, 10/1/22	68	70
Sally Holdings LLC ( Sally Capital, Inc.) 6.875%, 11/15/19	28	31
Sears Holdings Corp. 6.625%, 10/15/18	431	422
Service Corp. International 8.000%, 11/15/21	140	168
Sirius XM Radio, Inc. 144A 8.750%, 4/1/15(2)	350	391
Sonic Automotive, Inc.
9.000%, 3/15/18	160	177
7.000%, 7/15/22	46	51
Speedway Motorsports, Inc.
6.750%, 2/1/19	90	97
144A 6.750%, 2/1/19(2)	6	6
Tempur-Pedic International, Inc. 144A 6.875%, 12/15/20(2)	142	152
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(3)(4)	66	67
Series BE-9 9.300%, 7/1/15(3)(4)	2	2
Series BD-1 9.300%, 7/1/15(3)(4)	61	62
United Rentals North America, Inc. 8.250%, 2/1/21	102	116
Vail Resorts, Inc. 6.500%, 5/1/19	59	64
Valassis Communication, Inc. 6.625%, 2/1/21	239	256
Visteon Corp. 6.750%, 4/15/19	404	434
Wolverine World Wide, Inc. 144A 6.125%, 10/15/20(2)	90	96
XM Satellite Radio, Inc. 144A 7.625%, 11/1/18(2)	32	35

		14,428

	PAR VALUE		VALUE
Consumer Staples—6.5%
Ingles Markets, Inc. 8.875%, 5/15/17	$153		$160
Alliance One International, Inc. 10.000%, 7/15/16	263		279
B&G Foods, Inc. 7.625%, 1/15/18	110		118
Campofrio Food Group S.A. 144A 8.250%, 10/31/16(2)	144	EUR	195
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(2)	252		265
Cott Beverages, Inc.
8.375%, 11/15/17	160		172
8.125%, 9/1/18	18		20
Darling International, Inc. 8.500%, 12/15/18	156		178
Dean Foods Co. 7.000%, 6/1/16	399		444
Del Monte Corp. 7.625%, 2/15/19	316		329
Elizabeth Arden, Inc. 7.375%, 3/15/21	195		217
JBS USA LLC (JBS USA Finance, Inc.)
11.625%, 5/1/14	35		39
144A 8.250%, 2/1/20(2)	131		144
144A 7.250%, 6/1/21(2)	302		318
Pantry, Inc. (The) 144A 8.375%, 8/1/20(2)	230		248
Post Holdings, Inc. 7.375%, 2/15/22	144		158
Revlon Consumer Products Corp. 144A 5.750%, 2/15/21(2)	63		63
Smithfield Foods, Inc.
7.750%, 7/1/17	365		425
6.625%, 8/15/22	32		35
Spectrum Brands, Inc. 6.750%, 3/15/20	223		242
Vector Group Ltd. 144A 7.750%, 2/15/21(2)	233		246

			4,295

Energy—17.7%
Atlas Energy Holdings Operating Co. LLC (Atlas Resource Finance Corp.) 144A 7.750%, 1/15/21(2)	216		208
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(2)	32		34
Barrett (Bill) Corp. 7.000%, 10/15/22	270		284
Berry Petroleum Co. 10.250%, 6/1/14	168		184
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 8.625%, 10/15/20	283		314
Calfrac Holdings LP 144A 7.500%, 12/1/20(2)	266		268
Chesapeake Energy Corp.
7.250%, 12/15/18	250		285
5.750%, 3/15/23	169		172

2

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Chesapeake Oilfield Operating LLC (Chesapeake Oilfield Finance, Inc.) 144A 6.625%, 11/15/19(2)	$247	$256
Cimarex Energy Co. 5.875%, 5/1/22	35	38
Compagnie Generale de Geophysique-Veritas 9.500%, 5/15/16	350	369
Comstock Resources, Inc.
8.375%, 10/15/17	222	237
7.750%, 4/1/19	77	82
Concho Resources, Inc. 7.000%, 1/15/21	17	19
CONSOL Energy, Inc.
8.000%, 4/1/17	187	202
8.250%, 4/1/20	100	111
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	349	405
Crosstex Energy LP (Crosstex Energy Finance Corp.) 8.875%, 2/15/18	160	174
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	199	226
7.750%, 6/15/19	172	185
EP Energy LLC 9.375%, 5/1/20	207	240
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	309	328
EXCO Resources, Inc. 7.500%, 9/15/18	300	285
Frontier Oil Corp. 6.875%, 11/15/18	65	71
Genesis Energy LP (Genesis Energy Finance Corp.) 7.875%, 12/15/18	259	286
Gulfport Energy Corp. 144A 7.750%, 11/1/20(2)	256	271
Halcon Resources Corp.
144A 9.750%, 7/15/20(2)	50	55
144A 8.875%, 5/15/21(2)	234	253
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(2)	150	163
Holly Energy Partners LP (Holly Energy Finance Corp.)
8.250%, 3/15/18	70	76
144A 6.500%, 3/1/20(2)	224	239
HollyFrontier Corp. 9.875%, 6/15/17	100	107
Hornbeck Offshore Services, Inc. 144A 5.000%, 3/1/21(2)	36	36
Key Energy Services, Inc. 6.750%, 3/1/21	142	149
Linn Energy LLC (Linn Energy Finance Corp.)
144A 6.250%, 11/1/19(2)	15	15
8.625%, 4/15/20	215	238
7.750%, 2/1/21	135	145

	PAR VALUE		VALUE
Energy—(continued)
New World Resources NV 144A 7.875%, 5/1/18(2)	$135	EUR	$174
Oasis Petroleum, Inc.
7.250%, 2/1/19	164		179
6.875%, 1/15/23	142		157
Offshore Group Investment Ltd. 144A 7.125%, 4/1/23(2)	7		7
Parker Drilling Co. 9.125%, 4/1/18	250		274
Peabody Energy Corp. 6.250%, 11/15/21	84		88
Penn Virginia Resource Partners LP (Penn Virginia Resource Finance Corp.) 8.250%, 4/15/18	353		376
Petroleum Geo-Services ASA 144A 7.375%, 12/15/18(2)	200		220
Pioneer Energy Services Corp. 9.875%, 3/15/18	225		247
Plains Exploration & Production Co.
6.500%, 11/15/20	95		105
6.625%, 5/1/21	45		50
Rosetta Resources, Inc. 9.500%, 4/15/18	250		277
SandRidge Energy, Inc.
7.500%, 3/15/21	234		245
7.500%, 2/15/23	63		66
Seitel, Inc. 144A 9.500%, 4/15/19(2)	83		84
SESI LLC
6.375%, 5/1/19	32		35
7.125%, 12/15/21	83		93
Stone Energy Corp.
8.625%, 2/1/17	98		106
7.500%, 11/15/22	128		140
SunCoke Energy Partners LP (SunCoke Energy Partners Finance Corp.) 144A 7.375%, 2/1/20(2)	274		290
SunCoke Energy, Inc. 7.625%, 8/1/19	208		225
Swift Energy Co.
8.875%, 1/15/20	250		273
7.875%, 3/1/22	94		99
Targa Resources Partners LP (Targa Resources Partners Finance Corp.)
7.875%, 10/15/18	86		95
6.875%, 2/1/21	61		67
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19(2)	165		180
Unit Corp. 6.625%, 5/15/21	228		240
W&T Offshore, Inc. 8.500%, 6/15/19	199		217

			11,619

3

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—5.5%
Air Medical Group Holdings, Inc. 9.250%, 11/1/18	$161	$179
Aircastle Ltd.
9.750%, 8/1/18	178	204
6.250%, 12/1/19	42	46
Albea Beauty Holdings SA 144A 8.375%, 11/1/19(2)	156	167
Ally Financial, Inc. 0.000%, 6/15/15	240	225
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 8.250%, 1/15/19	142	158
Cardtronics, Inc. 8.250%, 9/1/18	118	130
General Motors Financial Co., Inc. 6.750%, 6/1/18	43	49
Geo Group, Inc. (The) 144A 5.125%, 4/1/23(2)	13	13
Hertz Corp. (The)
7.500%, 10/15/18	36	40
6.750%, 4/15/19	30	33
7.375%, 1/15/21	197	220
International Lease Finance Corp.
8.750%, 3/15/17	370	437
8.250%, 12/15/20	51	63
5.875%, 8/15/22	26	28
Isabelle Acquisition Sub, Inc. PIK Interest Capitalization 144A 10.000%, 11/15/18(2)	140	156
iStar Financial, Inc. 7.125%, 2/15/18	159	167
Mobile Mini, Inc. 7.875%, 12/1/20	113	126
MPT Operating Partnership LP (MPT Finance Corp.) 6.875%, 5/1/21	127	138
National Money Mart Co. 10.375%, 12/15/16	253	280
PHH Corp. 7.375%, 9/1/19	47	53
Rent-A-Center, Inc. 6.625%, 11/15/20	32	35
Tomkins LLC (Tomkins, Inc.) 9.000%, 10/1/18	135	151
United Rentals North America, Inc.
7.375%, 5/15/20	7	8
7.625%, 4/15/22	55	62
6.125%, 6/15/23	19	20
Warner Chilcott Co. LLC (Warner Chilcott Finance LLC) 7.750%, 9/15/18	361	388

		3,576

	PAR VALUE	VALUE
Health Care—8.1%
Acadia Healthcare Co., Inc. 144A 6.125%, 3/15/21(2)	$126	$131
Alere, Inc. 9.000%, 5/15/16	362	381
BioScrip, Inc. 10.250%, 10/1/15	250	264
Community Health Systems, Inc. (CHS)
8.000%, 11/15/19	221	246
7.125%, 7/15/20	9	10
Davita, Inc. 6.625%, 11/1/20	47	51
Endo Health Solutions, Inc.
7.000%, 7/15/19	15	16
7.000%, 12/15/20	197	211
7.250%, 1/15/22	28	30
Gentiva Health Services, Inc. 11.500%, 9/1/18	180	186
Grifols, Inc. 8.250%, 2/1/18	261	288
Hanger, Inc. 7.125%, 11/15/18	236	256
HCA, Inc.
6.500%, 2/15/20	87	98
7.500%, 2/15/22	116	134
Health Management Associates, Inc. 7.375%, 1/15/20	189	208
Healthsouth Corp. 8.125%, 2/15/20	375	415
Kindred Healthcare, Inc. 8.250%, 6/1/19	312	311
MedAssets, Inc. 8.000%, 11/15/18	211	232
NBTY, Inc. 9.000%, 10/1/18	186	209
Physio-Control International, Inc. 144A 9.875%, 1/15/19(2)	261	296
Prestige Brands, Inc.
8.250%, 4/1/18	230	252
8.125%, 2/1/20	136	154
STHI Holding Corp. 144A 8.000%, 3/15/18(2)	284	312
Teleflex, Inc. 6.875%, 6/1/19	62	68
Tenet Healthcare Corp. 8.000%, 8/1/20	272	301
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 10/1/17(2)	16	17
144A 6.875%, 12/1/18(2)	160	173
144A 7.250%, 7/15/22(2)	85	93

		5,343

Industrials—10.4%
AAR Corp. 7.250%, 1/15/22	153	167
Abengoa Finance SA 144A 8.875%, 11/1/17(2)	250	245
Alliant Techsystems, Inc. 6.875%, 9/15/20	17	18
American Reprographics Co. 10.500%, 12/15/16	229	230
ARAMARK Corp. 144A 5.750%, 3/15/20(2)	32	33

4

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(2)	$250	$254
Audatex North America, Inc. 144A 6.750%, 6/15/18(2)	63	68
Belden, Inc. 144A 5.500%, 9/1/22(2)	155	160
Boart Longyear Management Property Ltd. 144A 7.000%, 4/1/21(2)	66	68
Continental Airlines, Inc., 144A 6.750%, 9/15/15(2)	100	105
Deluxe Corp. 7.000%, 3/15/19	342	373
Dycom Investments, Inc.
7.125%, 1/15/21	149	160
144A 7.125%, 1/15/21(2)	64	69
DynCorp International, Inc. 10.375%, 7/1/17	189	187
Era Group, Inc. 144A 7.750%, 12/15/22(2)	235	243
Geo Group, Inc. (The) 6.625%, 2/15/21	31	34
Gibraltar Industries, Inc. 144A 6.250%, 2/1/21(2)	193	206
Great Lakes Dredge & Dock Corp. 7.375%, 2/1/19	100	106
Gulfmark Offshore, Inc. 6.375%, 3/15/22	172	180
H&E Equipment Services, Inc. 144A 7.000%, 9/1/22(2)	90	99
Interface, Inc. 7.625%, 12/1/18	6	7
Interline Brands, Inc. 7.500%, 11/15/18	111	121
Iron Mountain, Inc.
7.750%, 10/1/19	27	30
8.375%, 8/15/21	311	343
Martin Midstream Partners LP (Martin Midstream Finance Corp.) 8.875%, 4/1/18	257	278
Monitronics International, Inc. 9.125%, 4/1/20	292	310
Navistar International Corp 8.250%, 11/1/21	158	162
NCL Corp. Ltd. 144A 5.000%, 2/15/18(2)	8	8
Northern Tier Energy LLC ( Northern Tier Finance Corp.) 144A 7.125%, 11/15/20(2)	121	129
Oshkosh Corp.
8.250%, 3/1/17	175	191
8.500%, 3/1/20	130	146
Perry Ellis International, Inc. 7.875%, 4/1/19	293	309
PHI, Inc. 8.625%, 10/15/18	249	272
Spectrum Brands Escrow Corp.
144A 6.375%, 11/15/20(2)	16	17
144A 6.625%, 11/15/22(2)	58	63
Titan International, Inc.
144A 7.875%, 10/1/17(2)	3	3
7.875%, 10/1/17	117	126

	PAR VALUE	VALUE
Industrials—(continued)
TransDigm, Inc.
7.750%, 12/15/18	$212	$234
144A 5.500%, 10/15/20(2)	32	34
Trinseo Materials Operating SCA (Trinseo Materials Finance, Inc.) 144A 8.750%, 2/1/19(2)	250	248
Triumph Group, Inc.
8.000%, 11/15/17	240	259
144A 4.875%, 4/1/21(2)	7	7
Tutor Perini Corp. 7.625%, 11/1/18	250	264
United Rentals Financing Escrow Corp. 8.375%, 9/15/20	250	280

		6,846

Information Technology—4.4%
Advanced Micro Devices, Inc.
8.125%, 12/15/17	325	330
7.750%, 8/1/20	97	90
144A 7.500%, 8/15/22(2)	31	28
Amkor Technology, Inc. 6.375%, 10/1/22	155	155
CoreLogic, Inc. 7.250%, 6/1/21	268	298
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(2)	96	101
EarthLink, Inc. 8.875%, 5/15/19	455	462
Equinix, Inc. 7.000%, 7/15/21	46	51
Hughes Satellite Systems Corp. 7.625%, 6/15/21	280	322
Interactive Data Corp. 10.250%, 8/1/18	221	253
Seagate HDD Cayman
7.750%, 12/15/18	50	55
7.000%, 11/1/21	92	100
SunGard Data Systems, Inc. 7.375%, 11/15/18	252	271
ViaSat, Inc. 6.875%, 6/15/20	148	159
ViaSystems, Inc. 144A 7.875%, 5/1/19(2)	225	236
Virgin Media Escrow Bonds 8.375%, 10/15/19(3) (4)	125	—	(5)

		2,911

Materials—10.2%
AEP Industries, Inc. 8.250%, 4/15/19	259	283
Ainsworth Lumber Co., Ltd. 144A 7.500%, 12/15/17(2)	95	104
APERAM 144A 7.375%, 4/1/16(2)	250	253

5

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
ArcelorMittal
6.125%, 6/1/18	$23		$25
6.750%, 2/25/22	60		66
7.500%, 10/15/39	279		288
Ardagh Packaging Finance plc 144A 7.000%, 11/15/20(2)	200		206
Berry Plastics Corp. 9.500%, 5/15/18	205		230
Calumet Specialty Products Partners LP 9.375%, 5/1/19	340		382
Clearwater Paper Corp.
7.125%, 11/1/18	83		91
144A 4.500%, 2/1/23(2)	1		1
Commercial Metals Co. 7.350%, 8/15/18	149		166
Ferro Corp. 7.875%, 8/15/18	287		301
FMG Resources Property Ltd.
144A 7.000%, 11/1/15(2)	255		268
144A 6.875%, 4/1/22(2)	30		32
Fufeng Group Ltd. 144A 7.625%, 4/13/16(2)	224		228
HeidelbergCement Finance BV 8.500%, 10/31/19	250	EUR	406
Huntsman International LLC
8.625%, 3/15/20	250		281
4.875%, 11/15/20	79		80
Ineos Finance plc
144A 8.375%, 2/15/19(2)	150		166
144A 7.500%, 5/1/20(2)	70		77
Inmet Mining Corp. 144A 7.500%, 6/1/21(2)	14		15
Kraton Polymers LLC ( Kraton Polymers Capital Corp.) 6.750%, 3/1/19	116		122
Louisiana-Pacific Corp. 7.500%, 6/1/20	287		327
Olin Corp. 8.875%, 8/15/19	313		351
P.H. Glatfelter Co. 5.375%, 10/15/20	31		33
PolyOne Corp. 7.375%, 9/15/20	33		37
Potlatch Corp. 7.500%, 11/1/19	48		55
Quadra FNX Mining Ltd. 144A 7.750%, 6/15/19(2)	94		99
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)	284		295
Sealed Air Corp.
144A 6.500%, 12/1/20(2)	80		88
144A 8.375%, 9/15/21(2)	64		74
Texas Industries, Inc. 9.250%, 8/15/20	208		228
Tronox Finance LLC 144A 6.375%, 8/15/20(2)	253		246
United States Steel Corp.
6.875%, 4/1/21	53		55
7.500%, 3/15/22	217		228
US Coatings Acquisition, Inc. (Flash Dutch 2 BV) 144A 7.375%, 5/1/21(2)	150		158

	PAR VALUE	VALUE
Materials—(continued)
Vulcan Materials Co. 7.500%, 6/15/21	$275	$325

		6,670

Telecommunication Services—7.7%
CenturyLink, Inc.
Series V 5.625%, 4/1/20	13	13
Series T 5.800%, 3/15/22	303	307
Cincinnati Bell, Inc. 8.750%, 3/15/18	221	220
DigitalGlobe, Inc. 144A 5.250%, 2/1/21(2)	157	157
Donnelley (R.R.) & Sons Co.
7.250%, 5/15/18	31	33
7.625%, 6/15/20	271	282
7.875%, 3/15/21	9	9
Fairpoint Communications, Inc. 144A 8.750%, 8/15/19(2)	146	142
Frontier Communications Corp.
8.500%, 4/15/20	389	442
9.250%, 7/1/21	59	68
7.125%, 1/15/23	21	21
7.625%, 4/15/24	52	54
GCI, Inc. 6.750%, 6/1/21	282	266
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(2)	242	247
ITC Deltacom, Inc. 10.500%, 4/1/16	9	9
Level 3 Financing, Inc.
144A 8.875%, 6/1/19(2)	20	22
8.125%, 7/1/19	80	88
8.625%, 7/15/20	276	309
MDC Partners, Inc. 144A 6.750%, 4/1/20(2)	104	106
MetroPCS Wireless, Inc.
7.875%, 9/1/18	137	150
6.625%, 11/15/20	237	249
SBA Communications Corp. 144A 5.625%, 10/1/19(2)	16	17
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(2)	25	26
Sprint Capital Corp. 6.875%, 11/15/28	150	154
Sprint Nextel Corp.
144A 9.000%, 11/15/18(2)	134	166
144A 7.000%, 3/1/20(2)	80	93
6.000%, 11/15/22	139	144
tw telecom holdings, Inc. 8.000%, 3/1/18	250	274

6

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
West Corp.
8.625%, 10/1/18	$118	$129
7.875%, 1/15/19	73	78
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(2)	200	213
144A 7.250%, 2/15/18(2)	165	173
Windstream Corp.
7.750%, 10/15/20	73	80
144A 6.375%, 8/1/23(2)	330	329

		5,070

Utilities—4.2%
AES Corp. (The)
8.000%, 10/15/17	250	295
7.375%, 7/1/21	33	38
AmeriGas Partners LP 6.750%, 5/20/20	139	152
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	29	31
7.000%, 5/20/22	42	46
Atlantic Power Corp. 9.000%, 11/15/18	306	320
Atlas Pipeline Escrow LLC 144A 6.625%, 10/1/20(2)	31	32
Calpine Corp.
144A 7.500%, 2/15/21(2)	212	234
144A 7.875%, 1/15/23(2)	74	83
Eagle Rock Energy Partners LP (Eagle Rock Energy Finance Corp.) 8.375%, 6/1/19	308	327
GenOn Energy, Inc.
9.500%, 10/15/18	70	83
9.875%, 10/15/20	248	285
NRG Energy, Inc.
7.625%, 1/15/18	60	69
8.250%, 9/1/20	171	194
7.875%, 5/15/21	131	146
144A 6.625%, 3/15/23(2)	65	69
PNM Resources, Inc. 9.250%, 5/15/15	98	112
Regency Energy Partners LP (Regency Energy Finance Corp.) 6.500%, 7/15/21	31	34
Suburban Propane Partners LP (Suburban Energy Finance Corp.)
7.500%, 10/1/18	102	111
7.375%, 8/1/21	84	93

		2,754

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $59,403)		63,512

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $59,403)		63,512

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.6%
Money Market Mutual Funds—2.6%
Fidelity Money Market Portfolio—Institutional Shares (Seven-day effective yield 0.140%)	1,714,749	$1,715

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,715)		1,715
TOTAL INVESTMENTS—99.3% (Identified Cost $61,118)		65,227	(1)
Other assets and liabilities, net—0.7%		464

NET ASSETS—100.0%		$65,691

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at March 31, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $15,584 or 23.7% of net assets.

(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.
(5)	Amounts are less than $500.

Foreign Currencies:

EUR    European Currency Unit

USD    United States Dollar

At March 31, 2013, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell	In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
EUR 603	USD	781	Canadian Imperial Bank of Commerce	6/21/13	$774	$7

						$7

7

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	89%
Canada	2
Luxembourg	2
Cayman Islands	1
Netherlands	1
Spain	1
United Kingdom	1
Other	3

Total	100%

†	% of total investments as of March 31, 2013

8

Virtus High Yield Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$63,512	$—	$63,381	$131
Equity Securities:
Short-Term Investments	1,715	1,715	—	—

Total Investments	$65,227	$1,715	$63,381	$131

Other Financial Instruments:
Forward Currency Contracts*	$7	$—	$7	$—

*	Valued at unrealized appreciation (depreciation) on the investments.

Virtus High Yield Income Fund

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds and Notes
Balance as of December 31, 2012:	$154
Accrued Discount/(Premium)	1
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(1)
Purchases	—
Sales (b)	(23)
Transfers into Level 3 (c)	—
Transfers from Level 3 (c)	—

Balance as of March 31, 2013	$131 (a)

(a)	Includes internally fair valued securities.
(b)	Includes paydowns on securities.
(c)	“Transfers into or from represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Refer to the last paragraph under “Note 1A Security Valuation” for a description of valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—4.7%
U.S. Treasury Note
0.125%, 12/31/14	$1,000		$998
0.250%, 2/28/15	800		800
0.250%, 9/15/15	1,000		999
0.375%, 11/15/15	1,500		1,503

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $4,298)			4,300

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.5%
FNMA 1.000%, 9/23/13	430		432

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Identified Cost $430)			432

MUNICIPAL BONDS—0.5%
California—0.5%
State of California 1.050%, 2/1/16	500		501

TOTAL MUNICIPAL BONDS (Identified Cost $502)			501

FOREIGN GOVERNMENT SECURITIES—1.4%
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	405	AUD	455
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	360	NZD	323
Federation Republic of Russian 144A 7.850%, 3/10/18(3)	5,000	RUB	171
Kingdom of Norway
Series 470, 6.500%, 5/15/13	875	NOK	150
Treasury Bill, 0.000%, 12/18/13	485	NOK	82
Russian Federation Series 6204, 7.500%, 3/15/18	2,350	RUB	80

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,256)			1,261

MORTGAGE-BACKED SECURITIES—34.4%
Agency—5.7%
FNMA
6.000%, 5/1/16	74		79
10.500%, 12/1/16	—	(4)	—	(4)
4.000%, 8/1/25	294		315
9.000%, 10/1/25	1		1
3.000%, 6/1/27	533		561
2.500%, 9/1/27	2,034		2,112
4.000%, 11/1/31	886		951
4.500%, 4/1/40	369		398
3.500%, 4/1/42	501		529

	PAR VALUE	VALUE
Agency—(continued)
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	$55	$51
GNMA
7.000%, 7/15/23	3	4
7.000%, 9/15/23	2	3
7.000%, 9/15/23	17	20
7.000%, 1/15/24	18	21
7.000%, 9/15/24	15	18
7.000%, 7/15/25	15	17
7.000%, 7/15/25	8	10
7.000%, 7/15/25	6	7
2.586%, 4/16/54	199	214

		5,311

Non-Agency—28.7%
American General Mortgage Loan Trust
09-1, A7 144A 5.750%, 9/25/48(2)(3)	635	676
10-1A, A1 144A 5.150%, 3/25/58(2)(3)	251	258
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.114%, 7/10/43(2)	185	198
Bank of America (Merrill Lynch) – Deutsche Bank 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	313
Bank of America Funding Corp.
04-B, 2A1 5.468%, 11/20/34(2)	131	131
06-2, 3A1 6.000%, 3/25/36	79	81
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.403%, 8/15/29(2)(3)	300	307
Bayview Commercial Asset Trust
08-1, A2A 144A 1.204%, 1/25/38(2)(3)	205	203
08-1, A3 144A 1.704%, 1/25/38(2)(3)	330	279
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	175	181
Bear Stearns Adjustable Rate Mortgage Trust 03-9, 4A1 4.823%, 2/25/34(2)	235	238
Bear Stearns Alternate Loan Trust 05-4, 24A1 2.758%, 5/25/35(2)	159	155
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	606	627
Bear Stearns Commercial Mortgage Securities, Inc.
04-T14, A4 5.200%, 1/12/41(2)	612	629
04-PWR3, A4 4.715%, 2/11/41	510	519
06-PW13, AM 5.582%, 9/11/41(2)	300	337
07-PW18, A4 5.700%, 6/11/50	335	393

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Citicorp Mortgage Securities, Inc. REMIC 03-9, A24 5.500%, 10/25/33	$402	$410
Citigroup—Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.305%, 1/15/46(2)	275	303
07-CD4, A4 5.322%, 12/11/49	275	313
Citigroup Commercial Mortgage 2.110%, 1/12/18	400	410
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(2)	165	188
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	628	651
04-24CB, 1A1 6.000%, 11/25/34	463	465
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	196	204
Deutsche Bank—UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	378
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	800	799
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	510	517
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	213	213
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.425%, 6/25/34(2)	436	449
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(2)(3)	600	603
07-EOP, H 144A 3.300%, 3/6/20(2)(3)	170	171
07-GG10, A4 5.787%, 8/10/45(2)	275	315
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	542
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1 144A 3.300%, 8/5/32(3)	301	321
06-LDP7, A4 5.871%, 4/15/45(2)	400	453
06-LDP9, A3 5.336%, 5/15/47	300	338
07-CB18, A3 5.447%, 6/12/47	213	220
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.654%, 9/25/34(2)	292	298
05-A4, 3A1 2.584%, 7/25/35(2)	217	218

	PAR VALUE	VALUE
Non-Agency—(continued)
Lehman Brothers—UBS Commercial Mortgage Trust
05-C5, A3 4.964%, 9/15/30	$35	$35
06-C6, A4 5.372%, 9/15/39	500	566
07-C2, A3 5.430%, 2/15/40	525	592
07-C7, A3 5.866%, 9/15/45(2)	750	863
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 5.864%, 7/15/44(2)	164	191
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	229	233
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	261	272
Merrill Lynch/Countrywide Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49(2)	615	688
Morgan Stanley Capital I Trust
06-T23, A2 5.749%, 8/12/41(2)	291	294
06-IQ12, A4 5.332%, 12/15/43	615	698
07-IQ14, A4 5.692%, 4/15/49(2)	300	343
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(3)	185	185
Northstar Mortgage Trust 12-1 144A 1.404%, 8/25/29(2)(3)	170	170
ORES NPL LLC 12-LV1, A 144A 4.000%, 9/25/44(3)	206	206
Residential Funding Mortgage Securities II Home Loan Trust 01-HS2, A5 7.420%, 4/25/31(2)	10	10
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	300	306
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	167	173
RIAL 13-LT2, A 2.833%, 5/22/28	270	270
Royal Bank of Scotland Group plc—Greenwich Capital Holdings, Inc. Mortgage Loan Trust 05-RP1, 2A 144A 3.248%, 3/25/34(2)(3)	198	194
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(3)	293	293
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	124	124
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(2)(3)	248	249
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A2 2.718%, 4/25/34(2)	223	224
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	385	375
03-34A, 6A 2.858%, 11/25/33(2)	541	538

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.776%, 1/25/37(2)	$94	$92
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.734%, 5/15/43(2)	275	311
07-C30, A5 5.342%, 12/15/43	600	679
07-C31, A4 5.509%, 4/15/47	505	572
07-C32, A3 5.732%, 6/15/49(2)	615	706
07-C33, A4 5.926%, 2/15/51(2)	480	550
07-C33, A5 5.926%, 2/15/51(2)	79	91
Washington Mutual Mortgage Pass Through Certificates 5.000%, 9/25/18	304	316
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 4.100%, 6/25/33(2)	154	155
04-Z, 2A1 2.624%, 12/25/34(2)	350	355
05-14, 2A1 5.500%, 12/25/35	245	260

		26,483

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $31,392)		31,794

ASSET-BACKED SECURITIES—19.9%
Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	700	707
AmeriCredit Automobile Receivables Trust
11-5, A3 1.550%, 7/8/16	465	470
12-1, C 2.670%, 1/8/18	153	159
12-3, C 2.420%, 5/8/18	369	380
12-3, D 3.030%, 7/9/18	453	468
12-4, D 2.680%, 10/9/18	160	165
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	97	100
Avis Budget Rental Car Funding (AESOP) LLC
11-3A, A 144A 3.410%, 11/20/17(3)	390	416
12-3A, A 144A 2.100%, 3/20/19(3)	540	551
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	167	174
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(3)	145	145
California Republic Auto Receivables Trust 12-1, B 144A 1.760%, 1/16/18(3)	200	200
CarMax Auto Owner Trust 12-1, A3 0.890%, 9/15/16	570	573
Centerpoint Energy Transition Bond Co. LLC
01-1, A4 5.630%, 9/15/15	74	76
12-1, A1 0.901%, 4/15/18	507	510

	PAR VALUE	VALUE
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	$350	$354
Citibank Credit Card Issuance Trust
03-A10, A10 4.750%, 12/10/15	555	572
05-A2, A2 4.850%, 3/10/17	495	537
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	510	545
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	265	270
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	424	463
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	296	332
Exeter Automobile Receivables Trust 12-2A, C 144A 3.060%, 7/16/18(3)	200	203
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	119	125
Fifth Third Auto Trust 1.210%, 4/15/19	360	360
Great America Leasing Receivables 13-1, A4 144A 1.160%, 5/15/18(3)	415	416
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	238	240
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	129
Honda Auto Receivables Owner Trust 10-1, A4 1.980%, 5/23/16	97	97
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	217	218
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	379	388
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(3)	540	541
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	120	127
Residential Funding Mortgage Securities II Home Loan Trust
0.454%, 6/25/28(2)	546	499
06-HI2, A3 5.790%, 2/25/36	255	262
07-HI1, A3 5.720%, 3/25/37	147	147
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	300	305
12-2, D 3.870%, 2/15/18	400	421
12-6, C 1.940%, 3/15/18	355	359
12-3, C 3.010%, 4/16/18	375	389
12-5, C 2.700%, 8/15/18	150	157

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)	$185	$193
12-3A, A 144A 1.870%, 8/20/29(3)	291	293
13-1A, A 144A 1.590%, 11/20/29(3)	360	360
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	152	154
SLM Corp. 12-C, A2 144A 3.310%, 10/15/46(3)	300	320
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)	152	153
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31	164	162
05-2XS, 2A2 1.704%, 2/25/35(2)	322	299
05-S7, A2 144A 0.504%, 12/25/35(2)(3)	302	285
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	193	200
12-AA, A 144A 2.000%, 9/20/29(3)	172	174
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	150	150
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	139	157
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	244	262
USAA Auto Owner Trust 09-2, A4 2.530%, 7/15/15	618	618
Volvo Financial Equipment LLLC 13-1A, B 144A 1.240%, 8/15/19(3)	450	450
Wachovia Asset Securitization Issuance II LLC 07-HE2A, A 144A 5.450%, 7/25/37(2)(3)	444	377
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	202	204

TOTAL ASSET-BACKED SECURITIES (Identified Cost $18,204)		18,361

CORPORATE BONDS AND NOTES—32.0%
Consumer Discretionary—1.0%
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	150	151
DISH DBS Corp. 4.625%, 7/15/17	170	177
DR Horton, Inc. 3.625%, 2/15/18	295	299
Time Warner Cable, Inc. 6.750%, 7/1/18	215	265
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		932

	PAR VALUE	VALUE
Consumer Staples—0.3%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	$140	$140
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(3)	150	170

		310

Energy—0.4%
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3) (10)	200	214
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	105	120

		334

Financials—20.6%
Aircastle Ltd. 6.250%, 12/1/19	175	192
Akbank TAS 144A 3.875%, 10/24/17(3)	150	153
American International Group, Inc.
2.375%, 8/24/15	90	92
4.875%, 9/15/16	200	223
American Tower Trust I 144A 1.551%, 3/15/18(3)	100	100
Banco Bilbao Vizcaya Argentaria U.S. Senior S.A.U 3.250%, 5/16/14	100	101
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	150	159
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	200	210
144A 4.500%, 1/12/17(3)	200	213
Banco de Credito e Inversiones 144A 3.000%, 9/13/17(3)	225	228
Banco Santander SA
144A 4.500%, 4/6/15(3)	325	338
144A 3.750%, 9/22/15(3)	225	236
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	200	212
Bangkok Bank plc 144A 2.750%, 3/27/18(3)	250	258
Bank of India 144A 3.625%, 9/21/18(3)	225	226
Barclays Bank plc
5.200%, 7/10/14	100	105
144A 6.050%, 12/4/17(3)	100	112
Capital One Financial Corp. 6.150%, 9/1/16	625	719
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	192
Citigroup, Inc.
4.875%, 5/7/15	275	293
0.551%, 6/9/16(2)	100	96
5.500%, 2/15/17	75	83

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
CAN Financial Corp. 5.850%, 12/15/14	$175	$188
Cooperative Centrale Raiffeissen-Boerenleenbank NV 2.125%, 10/13/15	415	427
Countrywide Financial Corp. 6.250%, 5/15/16	275	306
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	583
Fifth Third Bancorp
6.250%, 5/1/13	635	638
4.500%, 6/1/18	150	167
Ford Motor Credit Co. LLC 5.750%, 2/1/21	200	227
General Electric Capital Corp.
5.625%, 5/1/18	365	432
4.650%, 10/17/21	170	190
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	120	125
Genworth Financial, Inc. 7.625%, 9/24/21	220	265
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	823
7.500%, 2/15/19	50	63
HCP, Inc. 3.750%, 2/1/19	275	297
Health Care REIT, Inc. 4.700%, 9/15/17	200	224
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	200	230
HSBC USA, Inc. 1.625%, 1/16/18	310	310
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(6)(9)	280	299
Hyundai Capital Services, Inc.
144A 4.375%, 7/27/16(3)	200	216
144A 2.125%, 10/2/17(3)	60	61
ING U.S., Inc. 144A 2.900%, 2/15/18(3)	250	254
International Lease Finance Corp. 3.875%, 4/15/18	165	165
Intesa San Paolo SpA 3.125%, 1/15/16	200	196
Jefferies Group, Inc. 5.125%, 4/13/18	150	164
JPMorgan Chase & Co. 6.125%, 6/27/17	200	235
KeyCorp 5.100%, 3/24/21	185	216
Legg Mason, Inc. 5.500%, 5/21/19	140	152
Lincoln National Corp.
8.750%, 7/1/19	50	68
6.050%, 4/20/67(2)(6)	75	75
Macquarie Bank Ltd. 144A 3.450%, 7/27/15(3)	80	83
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	100	100
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(3)	230	235

	PAR VALUE	VALUE
Financials—(continued)
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	$200	$201
Morgan Stanley 5.550%, 4/27/17	710	803
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	90	92
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3) (10)	205	204
PNC Funding Corp. 5.625%, 2/1/17	10	11
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	66
Prudential Financial, Inc.
4.750%, 9/17/15	100	109
3.000%, 5/12/16	255	270
8.875%, 6/15/38(2)(6)	100	123
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	200	212
Regions Financial Corp. 4.875%, 4/26/13	510	511
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 3.149%, 3/6/17(3) (10)	200	201
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	200	212
Ryder System, Inc. 2.500%, 3/1/17	220	227
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	21
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	202
Sberbank of Russia (Sberbank CapItal SA) 144A 4.950%, 2/7/17(3) (10)	400	426
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	225
SLM Corp. 4.625%, 9/25/17	265	276
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	236
Swedbank AB 144A 1.750%, 3/12/18(3)	200	199
Telecom Italia Capital SA
6.175%, 6/18/14	100	105
7.175%, 6/18/19	50	57
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	225	231
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	125	136
2.700%, 4/1/20	52	52
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3) (10)	100	107
144A 6.000%, 4/12/17(3) (10)	200	214
Wells Fargo & Co. 5.125%, 9/15/16	100	113
Willis Group Holdings plc 4.125%, 3/15/16	125	133

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Willis North America, Inc. 6.200%, 3/28/17	$40	$46
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	225	222
Zions Bancorp
7.750%, 9/23/14	150	163
4.500%, 3/27/17	75	80

		19,041

Health Care—0.6%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	90	95
Express Scripts Holding Co. 3.500%, 11/15/16	225	242
HCA, Inc. 6.500%, 2/15/20	170	192

		529

Industrials—5.9%
America West Airlines, Inc. Pass-Through-Trust
Series 99-1, G 7.930%, 1/2/19	116	127
Series 01-1, G 7.100%, 4/2/21	399	444
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	115	122
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	65	70
97-4, A 6.900%, 1/2/18	493	535
99-1, A 6.545%, 2/2/19	192	212
09-2, A 7.250%, 11/10/19	273	319
01-A1 6.703%, 6/15/21	134	145
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	234	270
12-1A, 1A 4.750%, 5/7/20	550	595
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(5)	200	214
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	299	317
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	222
Spirit Aerosystems, Inc. 7.500%, 10/1/17	170	181
Textron, Inc. 4.625%, 9/21/16	635	697
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	324	343
01-1G 7.076%, 3/20/21	163	176
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	408	474
Zoetis, Inc. 144A 1.875%, 2/1/18(3)	25	25

		5,488

	PAR VALUE	VALUE
Information Technology—0.3%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	$200	$206
Tech Data Corp. 3.750%, 9/21/17	15	16
Xerox Corp. 4.250%, 2/15/15	100	105

		327

Materials—0.9%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	225
CRH America, Inc. 8.125%, 7/15/18	100	124
International Paper Co. 9.375%, 5/15/19	125	172
Methanex Corp. 3.250%, 12/15/19	155	157
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	135	139

		817

Telecommunication Services—1.4%
America Movil SAB de CV 2.375%, 9/8/16	250	257
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.250%, 3/15/21(3)	135	135
CenturyLink, Inc. 6.000%, 4/1/17	100	108
Equinix, Inc. 4.875%, 4/1/20	88	89
Qwest Corp. 6.500%, 6/1/17	100	116
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	162
Sprint Nextel Corp. 6.000%, 12/1/16	115	125
Telefonica Emisiones SAU 6.421%, 6/20/16	175	194
Verizon Communications, Inc. 4.600%, 4/1/21	70	79

		1,265

Utilities—0.6%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	200	201
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	125	142
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	210

		553

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $28,747)		29,596

LOAN AGREEMENTS(2)—4.1%
Consumer Discretionary—1.3%
Allison Transmission, Inc. Tranche B-3 4.250%, 8/23/19	37	37

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	$144	$147
Charter Communications Operating LLC Tranche D, 4.000%, 5/15/19	124	125
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	16	16
MGM Resorts International (MGM Grand Detroit LLC) Tranche B, 4.250%, 12/20/19	46	47
Nine Entertainment Group Ltd. (fPBL Media Group Limited) Tranche B, 3.500%, 2/5/20	235	236
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	116	118
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	37	38
TCW Group 4.000%, 2/6/20	108	109
Virgin Media Investment Holdings Ltd. 0.000%, 2/15/20(8)	185	185
Zuffa LLC 5.750%, 2/25/20	80	81

		1,139

Consumer Staples—0.4%
Aramark Corp. Tranche D, 4.000%, 8/22/19	44	44
Del Monte Foods Co. 0.000%, 3/8/18(8)	168	170
Heinz (H.J.) Co.
Tranche B1, 0.000%, 3/27/19(8)	65	65
Tranche B2, 0.000%, 3/27/19(8)	65	66

		345

Energy—0.2%
Chesapeake Energy Corp. 5.750%, 12/2/17	145	150
Plains Exploration & Production Co. 4.000%, 11/30/19	25	25

		175

Financials—0.5%
iStar Financial, Inc. 4.500%, 10/15/17	159	161
MIP Delaware LLC Tranche B-1, 0.000%, 7/12/18(8)	165	166
RPI Finance Trust 4.000%, 11/9/18	124	125

		452

Health Care—0.7%
AMN Healthcare, Inc. 0.000%, 4/5/18(8)	125	126

	PAR VALUE	VALUE
Health Care—(continued)
DaVita, Inc. (DaVita, Inc.) Tranche B-2 4.000%, 11/1/19	$87	$88
Health Management Associates, Inc. Tranche B, 0.000%, 11/16/18(8)	134	135
Hologic, Inc. Tranche B, 4.500%, 8/1/19	124	126
Valeant Pharmaceuticals International, Inc.
Tranche D-1, 3.500%, 2/13/19	166	168
Tranche C-1, 3.500%, 12/11/19	25	25
Warner Chilcott Co. LLC Tranche B-2, 4.250%, 3/15/18	5	5
Warner Chilcott Corp.
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	11	11
Tranche B-1, 4.250%, 3/15/18	14	15
Tranche B-1, 4.250%, 3/15/18	6	6

		705

Industrials—0.5%
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	150	151
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	54	55
DigitalGlobe, Inc. 3.750%, 1/31/20	14	14
Emergency Medical Services Corp. 4.000%, 5/25/18	101	102
Garda Security Group, Inc. Tranche B 4.500%, 11/13/19	52	53
TransDigm, Inc. Tranche CTranche C, 3.750%, 2/28/20	60	61
WireCo Worldgroup, Inc. 6.000%, 2/15/17	35	35

		471

Information Technology—0.2%
Genpact Ltd. 4.250%, 8/30/19	25	25
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	74	75
Riverbed Technology, Inc. 4.000%, 12/18/19	34	34
Spansion LLC 0.000%, 12/13/18(8)	59	60
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 0.000%, 3/8/20(8)	30	30

		224

Materials—0.2%
Fortescue Metals Group Ltd. 5.250%, 10/18/17	78	79
Huntsman International LLC Extended Tranche B, 2.743%, 4/19/17	148	150

		229

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—0.1%
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	$65	$66

TOTAL LOAN AGREEMENTS (Identified Cost $3,754)		3,806

	SHARES	VALUE
PREFERRED STOCK—0.3%
Financials—0.3%
JPMorgan Chase & Co. Series 1 7.90%(2)	75,000	86
Wells Fargo & Co. Series K, 7.98%(2)	175,000	202

TOTAL PREFERRED STOCK (Identified Cost $284)		288

TOTAL LONG TERM INVESTMENTS—97.8% (Identified cost $88,867)		90,339	(7)

SHORT-TERM INVESTMENTS—2.6%
Money Market Mutual Funds—2.6%
Fidelity Money Market Portfolio—Institutional Shares (Seven-day effective yield 0.140%)	2,380,920	2,381

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,381)		2,381

TOTAL INVESTMENTS—100.4% (Identified Cost $91,248)		92,720	(1)
Other assets and liabilities, net—(0.4)%		(361)

NET ASSETS—100.0%		$92,359

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration

Foerign Currency:

AUD	Australian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at March 31, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $23,814 or 25.8% of net assets.

(4)	Amount is less than $500.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(8)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(9)	No contractual maturity date
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	86%
Luxembourg	2
Australia	1
Brazil	1
Canada	1
Norway	1
Turkey	1
Other	7

Total	100%

†	% of total investments as of March 31, 2013

Virtus Low Duration Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$18,361	$—	$17,984	$377
Corporate Bonds And Notes	29,596	—	29,596	—
Foreign Government Securities	1,261	—	1,261	—
Loan Agreements	3,806	—	3,806	—
Mortgage-Backed Securities	31,794	—	31,794	—
Municipal Bonds	501	—	501	—
U.S. Government Agency Obligations	432	—	432	—
U.S. Government Securities	4,300	—	4,300	—
Equity Securities:
Preferred Stock	288	—	288	—
Short-Term Investments	2,381	2,381	—	—

Total Investments	$92,720	$2,381	$89,962	$377

Virtus Low Duration Income Fund

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Asset-Backed Securities
Balance as of December 31, 2012:	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(22)
Purchases	399
Sales (b)
Transfers into Level 3 (c)	—
Transfers from Level 3 (c)	—

Balance as of March 31, 2013	$377	(a)

(a)	None of the securities in this table are internally fair valued.
(b)	Includes paydowns on securities.
(c)	“Transfers into or from represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—97.6%
Alabama—1.6%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$515
5.000%, 12/1/25	1,000	1,118
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	3,975

		5,608

Arizona—1.0%
City of Mesa, Excise Tax Revenue, 5.000%, 7/1/27	500	557
Maricopa County School District No. 6, Washington Elementary School, Series B 3.000%, 7/1/26	3,000	3,005

		3,562

California—9.6%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) (Pre-refunded 10/1/14 @ $100) 5.500%, 10/1/18	1,535	1,655
East Bay Municipal Utility District, 5.000%, 6/1/20	5,000	6,211
Grossmont Healthcare District, 2006 Election, Series B 6.000%, 7/15/34	2,000	2,444
M-S-R Energy Authority, Series C 6.500%, 11/1/39	1,655	2,244
Sacramento Municipal Utility District, Cosumnes Project, (NATL Insured) 5.125%, 7/1/29	2,000	2,166
South Gate Utility Authority, Water and Sewer System, (NATL, FGIC Insured) 0.000%, 10/1/19	1,385	1,084
State Educational Facilities Authority, University of Southern California, Series A 5.250%, 10/1/38	2,000	2,311
State of California
5.000%, 2/1/24	1,500	1,802
5.000%, 9/1/30	3,000	3,374
5.125%, 4/1/33	2,000	2,246
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23	1,525	1,529
5.250%, 2/1/29	2,000	2,338
6.000%, 11/1/35	2,750	3,325

	PAR VALUE	VALUE
California—(continued)
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	$500	$566

		33,295

Colorado—5.5%
Denver City & County School District No.1, Series A 5.500%, 12/1/26	1,375	1,668
Public Authority For Colorado Energy, Natural Gas Purchase,
6.125%, 11/15/23	2,135	2,565
6.250%, 11/15/28	2,250	2,828
Regional Transportation District, Sales Tax, Series A 5.250%, 11/1/22	2,240	2,869
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	768
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29	665	287
University of Colorado, Enterprise System,
Series A 5.625%, 6/1/22	2,650	3,259
5.000%, 6/1/24	1,000	1,201
5.000%, 6/1/25	2,220	2,644
Series A 5.375%, 6/1/38	1,000	1,151

		19,240

Connecticut—1.7%
City of Hartford, Series A 5.000%, 4/1/27	1,650	1,895
State Health & Educational Facilitiy Authority, Yale University,
Series U 0.090%, 7/1/33(2)	2,000	2,000
Series Y-2 0.100%, 7/1/35(2)	1,870	1,870

		5,765

District of Columbia—1.3%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail,
Second Lien Sr. Series B (AGC Insured) 0.000%, 10/1/36	2,000	620
Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	3,979

		4,599

Florida—4.2%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,289

1

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Florida—(continued)
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	$1,265	$1,477
Miami-Dade County Expressway Authority, Series A 5.000%, 7/1/27	5,000	5,634
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,123
Aviation, Series B 5.000%, 10/1/24	2,425	2,916
State Department of Transportation, Right of Way, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,139

		14,578

Georgia—4.8%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,791
DeKalb County, Water & Sewer,
Series A 5.250%, 10/1/26	2,750	3,293
Series A 5.250%, 10/1/31	1,780	2,077
Metropolitan Atlanta Rapid Transit Authority, Third Indenture, Series A 4.000%, 7/1/31	3,000	3,168
State of Georgia 5.000%, 1/1/24	5,000	6,307

		16,636

Idaho—0.5%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29	1,500	1,631

Illinois—7.4%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31	1,775	1,947
City of Chicago,
O’Hare International Airport, Pasenger Facilities Charge, Series A 5.000%, 1/1/20	750	890
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,210
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	431
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	608
State Development Finance Authority, DePaul University, Series C 5.625%, 10/1/20	1,000	1,065

	PAR VALUE	VALUE
Illinois—(continued)
State Educational Facilities Authority, University of Chicago, Series A (Pre-refunded 7/1/13 @ $100) 5.250%, 7/1/22	$3,000	$3,037
State Finance Authority,
KishHealth System, 4.750%, 10/1/18	700	771
Loyola University, Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,059
University of Chicago, Series A (Pre-refunded 7/1/14 @ $100) 5.000%, 7/1/26	1,000	1,059
Art Institute of Chicago, Series A 6.000%, 3/1/38	1,875	2,107
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,282
State of Illinois, Sales Tax, 5.000%, 6/15/23	3,250	3,430
State Toll Highway Authority,
Series A-1 (AGM Insured) 5.000%, 1/1/21	3,050	3,442
Series A-1 (AGM Insured) 5.000%, 1/1/24	1,015	1,134
University of Illinois, Auxiliary Facilities System, Series A
5.500%, 4/1/31	1,540	1,767
5.125%, 4/1/36	500	555

		25,794

Indiana—3.4%
Indiana University,
(AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17	1,055	1,140
Series A 5.250%, 6/1/23	1,320	1,611
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	2,500	2,949
State Finance Authority,
5.000%, 2/1/31	2,000	2,300
4.000%, 2/1/32	1,000	1,078
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24	2,535	2,725

		11,803

Iowa—0.8%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,640

2

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Kansas—1.4%
State Department of Transportation, Highway, Series B-2 0.100%, 9/1/19(2)	$5,000	$5,000

Louisiana—2.1%
Stadium & Exposition District,
Series A 5.000%, 7/1/24	1,000	1,174
Series A 5.000%, 7/1/25	1,000	1,165
State of Louisiana,
Local Government Environmental Facilities & Community Development Authority, 5.000%, 12/1/21	1,000	1,206
Series C 5.000%, 7/15/25	3,000	3,671

		7,216

Maine—0.9%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,130
General Airport Revenue, 5.000%, 7/1/30	770	855
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,136

		3,121

Maryland—3.2%
City of Baltimore, Convention Center, Sr. Series A (XLCA Insured)
5.250%, 9/1/22	400	419
5.250%, 9/1/23	1,500	1,566
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System,
Series A 6.750%, 7/1/29	2,015	2,472
5.000%, 7/1/32	250	274
State of Maryland, Series A 5.000%, 11/1/17	5,415	6,454

		11,185

Massachusetts—3.0%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,257
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,791
Commonwealth Health & Educational Facilities Authority, Harvard University, Series A 5.500%, 11/15/36	2,000	2,387

	PAR VALUE	VALUE
Massachusetts—(continued)
Commonwealth of Massachusetts, Series B 0.110%, 8/1/15(2)	$3,000	$3,000
Commonwealth School Building Authority, 5.000%, 8/15/20	1,500	1,862

		10,297

Michigan—2.2%
City of Detroit,
Water Supply System, Sr. Lien Series A (AGM insured) 5.000%, 7/1/23	4,750	5,051
Sewer Disposal, Sr. Lien Series B (AGM Insured) 7.500%, 7/1/33	1,000	1,253
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,209

		7,513

Missouri—3.7%
Clarence Cannon Wholesale Water Commission, Clarence Cannon Wholesale Water Commission Series A (NATL Insured) 5.000%, 5/15/17	1,000	1,068
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,306
State Health & Educational Facilities Authority, St. Louis University, Series B-2 0.130%, 10/1/35(2)	3,900	3,900
State Highway & Transportation Commission, 5.000%, 2/1/19	4,695	5,729

		13,003

Nebraska—0.3%
University of Nebraska—Lincoln, Series A 5.000%, 7/1/22	1,000	1,183

Nevada—0.3%
Las Vegas Valley Water District, Series B (AGM Insured) 5.000%, 6/1/25	1,000	1,189

New Jersey—6.3%
State Economic Development Authority,
(AGM Insured) 5.000%, 6/15/22	3,000	3,497
School Facilities Construction, Series NN 5.000%, 3/1/24	5,000	5,913
School Facilities Construction, Series NN 5.000%, 3/1/26	3,000	3,486

3

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New Jersey—(continued)
State Housing & Mortgage Finance Agency, 4.375%, 4/1/28	$1,995	$2,145
State Transportation Trust Fund Authority,
Series B 5.500%, 6/15/31	1,500	1,759
Series A 6.000%, 6/15/35	1,500	1,824
State Turnpike Authority, Series A 5.000%, 1/1/27	3,000	3,439

		22,063

New York—8.6%
City of New York, Series E-1 6.250%, 10/15/28	1,000	1,228
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	954
(AGC Insured) 6.125%, 1/1/29	500	577
(AMBAC Insured) 5.000%, 1/1/31	470	486
(AGC Insured) 6.375%, 1/1/39	1,000	1,147
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
5.500%, 6/15/21	500	603
5.500%, 6/15/22	1,000	1,203
5.625%, 6/15/24	1,050	1,266
5.750%, 6/15/40	6,590	7,726
City of New York, Transitional Finance Authority,
Building Aid, Sub-Series S-1A 5.000%, 7/15/25	1,000	1,179
Series B 5.000%, 8/1/28	1,000	1,016
Hudson Yards Infrastructure Corp., Series A 5.750%, 2/15/47	1,400	1,631
Metropolitan Transportation Authority, Seres 08-C 6.250%, 11/15/23	3,140	3,889
State Dormitory Authority, School Districts Funding Program, Series F (AGM Insured) 5.000%, 10/1/17	3,000	3,530
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,450
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	923

		29,808

North Dakota—0.4%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,386

	PAR VALUE	VALUE
Ohio—2.8%
City of Piqua School District, School Improvements,
3.500%, 12/1/31	$500	$497
3.625%, 12/1/32	750	751
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,456
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	1,000	1,114
State of Ohio
5.000%, 10/1/20	465	567
5.000%, 10/1/21	1,080	1,323
5.000%, 10/1/22	1,135	1,394
State of Ohio, Common Schools, Series A 5.000%, 9/15/24	2,000	2,532

		9,634

Oklahoma—0.7%
State Turnpike Authority, Second Sr. Series B,
5.000%, 1/1/29	1,250	1,456
5.000%, 1/1/31	750	868

		2,324

Pennsylvania—2.3%
Chester County Health & Education Facilities Authority, Chester County Hospital, Series A 6.750%, 7/1/31	1,000	1,001
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,276
Sub-Series B2 0.000%, 12/1/34	1,750	1,734
Sub-Series E 0.000%, 12/1/38	2,000	1,986
Reading Area Water Authority, 5.250%, 12/1/36	1,000	1,098

		8,095

Puerto Rico—0.9%
Commonwealth Sales Tax Finance Corp.,
Sub-Series A (Pre-refunded 2/1/14 @ $100) 6.125%, 8/1/29	85	89
Unrefunded Balance, Sub-Series A 6.125%, 8/1/29	2,915	3,001

		3,090

4

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
South Carolina—0.3%
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	$1,020	$1,196

Texas—10.1%
Carrollton-Farmers Branch Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	2,500	3,074
City of Corpus Christi, General Improvement, 5.000%, 3/1/28	3,060	3,525
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000	3,254
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,126
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	892
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,398
Harris County Flood Control District, 4.750%, 10/1/29	3,000	3,317
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35	2,450	3,269
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,225
Southmost Regional Water Authority,
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,282
5.000%, 9/1/25	1,015	1,173
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	2,040
State Municipal Gas Acquisition & Supply Corp. II, 0.875%, 6/15/13(2)	3,000	2,526
State of Texas, Series A 0.120%, 12/1/42(2)	3,900	3,900
Ysleta Independent School District, Series A(PSF Guaranteed) 4.000%, 8/15/25	1,140	1,288

		35,289

Virginia—1.7%
Commonwealth Housing Development Authority, 3.625%, 3/1/32	1,565	1,596
Commonwealth Public Schools Authority, School Financing, Series 1997 5.000%, 8/1/22	3,000	3,762

	PAR VALUE	VALUE
Virginia—(continued)
Commonwealth University Health System Authority, 4.750%, 7/1/41	$500	$540

		5,898

Washington—2.8%
State of Washington,
Series R-2013A 5.000%, 7/1/22	5,000	6,246
Motor Vehicle Fuel, Series B-1 5.000%, 8/1/25	3,000	3,580

		9,826

Wisconsin—1.8%
State Department of Transportation, Series 2 5.000%, 7/1/24	2,000	2,440
State of Wisconsin, Series B 5.000%, 5/1/21	3,000	3,739

		6,179

TOTAL MUNICIPAL BONDS (Identified Cost $321,029)		339,646

TOTAL LONG TERM INVESTMENTS—97.6% (Identified cost $321,029)		339,646	(5)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—4.8%
Money Market Mutual Funds—4.8%
BlackRock Liquidity Funds MuniCash Portfolio—Insitutional Shares (seven-day effective yield 0.040%)	16,596,854	16,597

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,597)		16,597

TOTAL INVESTMENTS—102.4% (Identified Cost $337,626)		356,243	(1)
Other assets and liabilities, net—(2.4)%		(8,239)

NET ASSETS—100.0%		$348,004

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

5

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)

At March 31, 2013, 18% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

(5)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

6

Virtus Tax-Exempt Bond Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$339,646	$—	$339,646
Equity Securities:
Short-term Investments	16,597	16,597	—

Total Investments	$356,243	$16,597	$339,646

There are no Level 3 (Significant Unobservable Inputs) priced securities.

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—6.7%
U.S. Treasury Bill
2.500%, 3/31/13	$20,000	$20,000
0.020%, 4/4/13	25,000	25,000
0.023%, 4/4/13	7,500	7,500
0.035%, 4/11/13	25,000	25,000

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $77,500)		77,500

FEDERAL AGENCY SECURITIES—63.8%
FFCB
0.176%, 4/16/13(2)(4)	17,000	17,000
0.254%, 4/26/13(2)(4)	7,000	7,001
0.306%, 6/14/13(2)(4)	10,000	10,003
0.226%, 7/29/13(2)(4)	10,000	10,003
0.180%, 8/7/13	6,000	6,000
0.185%, 6/6/14(2)(4)	7,690	7,690
FHLB
0.145%, 4/12/13(2)(4)	20,000	20,000
0.100%, 4/17/13	15,000	14,999
0.230%, 4/17/13	3,100	3,100
0.125%, 4/23/13	10,000	9,999
0.161%, 4/25/13(2)(4)	35,000	35,000
0.164%, 4/29/13(2)(4)	15,000	14,999
0.170%, 5/6/13(2)(4)	10,000	10,000
0.170%, 5/8/13(3)	18,000	17,997
0.110%, 5/15/13	6,000	5,999
0.170%, 5/21/13(3)	10,000	9,998
0.240%, 5/21/13	15,000	15,002
0.140%, 5/29/13	10,000	9,998
0.170%, 6/13/13(2)(4)	20,000	20,000
0.100%, 6/19/13(2)(4)	15,000	14,996
0.400%, 6/19/13	15,000	15,009
0.144%, 6/28/13(3)	10,000	9,996
0.250%, 7/1/13	9,000	8,999
0.250%, 7/5/13	12,000	12,004
0.120%, 7/19/13	10,000	9,996
0.110%, 7/25/13	15,000	14,999
0.110%, 7/30/13	15,000	14,999
0.170%, 8/8/13(2)(4)	20,000	19,999
0.120%, 8/13/13	12,500	12,498
0.140%, 8/28/13	15,000	14,999
0.150%, 9/27/13	15,000	15,001

	PAR VALUE	VALUE
0.375%, 11/27/13	$10,000	$10,014
FHLMC
0.030%, 4/1/13(3)	4,500	4,500
0.050%, 4/1/13(3)	15,000	15,000
0.060%, 4/1/13(3)	14,850	14,850
0.160%, 4/1/13(3)	15,000	15,000
0.060%, 4/4/13(3)	20,000	20,000
0.030%, 4/8/13(3)	21,100	21,100
0.070%, 4/15/13(3)	4,200	4,200
1.625%, 4/15/13(3)	15,700	15,709
0.100%, 4/24/13	15,000	14,999
0.160%, 4/29/13(3)	16,075	16,073
3.500%, 5/29/13(3)	10,805	10,863
0.150%, 8/19/13	15,000	14,991
4.125%, 9/27/13	5,225	5,325
0.375%, 10/30/13	15,000	15,020
0.174%, 11/4/13(2)(4)	15,000	15,000
FNMA
0.030%, 4/1/13(3)	5,845	5,845
1.750%, 5/7/13	14,074	14,096
0.110%, 5/15/13	8,321	8,320
0.130%, 6/26/13	15,265	15,260
1.500%, 6/26/13	17,925	17,981
1.250%, 8/20/13	10,000	10,043
1.000%, 9/23/13	16,955	17,024
0.750%, 12/18/13	5,000	5,020
Overseas Private Investment Corp.
0.150%, 4/10/13(10/20/17)(2)(4)(5)	2,500	2,500
0.160%, 4/10/13(6/15/17)(2)(4)(5)	15,000	15,000
0.150%, 6/28/28(06/28/28)(2)(4)(5)	8,856	8,856

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $740,872)		740,872

REPURCHASE AGREEMENTS—29.2%
Bank of America Corp. repurchase agreement 0.100% dated 3/31/13 due 4/1/13, repurchase price $50,001 collateralized by U.S. Treasury Bond/Note 0.25%, 12/15/14 market value $51,000	50,000	50,000
Barclays Bank PLC 0.150% dated 3/31/13 due 4/1/13, repurchase price $40,000 collateralized by U.S. Treasury Bond/Note 0.75%, 6/30/17 market value $40,800	40,000	40,000

1

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Goldman Sachs & Co. 0.200% dated 3/31/13 due 4/1/13, repurchase price $180,001 collateralized by FHLMC, FNMA, 2.04%-7.50%, 5/1/16-9/1/47 market value $183,600	$180,000	$180,000
Merrill Lynch (Repo) 0.160% dated 3/31/13 due 4/1/13, repurchase price $69,826 collateralized by U.S. Treasury Bond/Note 0.25%—0.875%, 2/28/14—1/31/17 market value $71,222	69,825	69,825

TOTAL REPURCHASE AGREEMENTS (Identified Cost $339,825)		339,825

TOTAL INVESTMENTS—99.7% (Identified Cost $1,158,197)		1,158,197	(1)
Other assets and liabilities, net—0.3%		4,042

NET ASSETS—100.0%		$1,162,239

Abbreviation Legend

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend

(1)	Federal Income Tax Information: At March 31, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

2

Virtus Insight Government Money Market Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 2 Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$740,872	$740,872
Repurchase Agreements	339,825	339,825
U.S. Government Securities	77,500	77,500

Total Investments	$1,158,197	$1,158,197

There are no Level 1 (Quoted Prices) or Level 3 (Significant Unobservable Inputs) priced securities.

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER(4)—49.0%
Atlantis One Funding LLC
0.360%, 4/12/13	$5,000	$5,000
0.200%, 6/17/13	7,500	7,497
Bryant Park Funding LLC 0.180%, 4/1/13	14,000	14,000
Commonwealth Bank of Australia
0.290%, 5/23/13	5,000	4,998
0.354%, 10/4/13	5,000	5,000
Erste Abwicklungsanstalt
0.240%, 5/7/13	5,000	4,999
0.260%, 6/7/13	7,500	7,496
Kells Funding LLC
0.180%, 5/3/13	5,000	4,999
0.260%, 8/27/13	5,000	4,995
0.250%, 9/17/13	5,000	4,994
Liberty Street Funding LLC
0.170%, 4/11/13	4,316	4,316
0.170%, 4/19/13	10,000	9,999
Market Street Funding LLC
0.190%, 5/7/13	6,000	5,999
0.180%, 6/4/13	6,500	6,498
Metlife 0.190%, 5/13/13	6,800	6,799
National Australian Funding, Inc. 144A 0.892%, 5/13/13(5)	5,000	5,019
National Rural Utilities Corp. 0.110%, 4/2/13	14,000	14,000
Nordea North America, Inc. 0.260%, 6/12/13	5,000	4,997
Reckitt & Benckiser Treasury 0.410%, 3/10/14	3,000	2,988
Regency Markets No.1 LLC
0.170%, 4/5/13	7,157	7,157
0.180%, 4/16/13	7,500	7,499
Skandinav Enskilda Bank
0.310%, 6/4/13	7,500	7,496
0.290%, 7/2/13	5,000	4,996
Svenska Handelsbanken AB
0.250%, 7/12/13	4,000	3,997
0.260%, 7/23/13	4,500	4,496
0.280%, 7/31/13	5,000	4,995
Swedish Export Credit 0.230%, 4/22/13	5,000	4,999
Thunder Bay Funding
0.210%, 6/6/13	10,000	9,996
0.300%, 6/20/13	5,000	4,997
Westpac Banking Corp.
0.344%, 4/22/13	5,000	5,003

	PAR VALUE	VALUE
0.292%, 10/8/13	$5,000	$5,000

TOTAL COMMERCIAL PAPER (Identified Cost $195,224)		195,224

MEDIUM TERM NOTES—3.8%
General Electric Capital Corp.
Series 443, 0.462%, 5/8/13(2)	11,650	11,652
Series 1875, 1.875%, 9/16/13	3,500	3,524

TOTAL MEDIUM TERM NOTES (Identified Cost $15,176)		15,176

CERTIFICATES OF DEPOSIT(2)—10.0%
Bank of Nova Scotia 0.080%, 4/1/13	15,000	15,000
Royal Bank of Canada
0.355%, 4/11/13	4,000	4,000
0.350%, 2/3/14	6,000	6,000
0.340%, 2/28/14	5,000	5,000
Toronto Dominion Bank 0.321%, 4/22/13	5,000	5,000
Toronto Dominion Bank NY 0.250%, 9/20/13	5,000	5,000

TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $40,000)		40,000

VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL—3.1%
Massachusetts—3.1%
Commonwealth of Massachusetts Series B, 0.150%, 3/1/26	12,500	12,500

TOTAL VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL (Identified Cost $12,500)		12,500

REPURCHASE AGREEMENTS—29.1%
Goldman Sachs & Co.0.200% dated 3/31/13 due 4/1/13, repurchase price $25,000 collateralized by FNMA, and FMAC, 2.50%—8.00%, 9/1/13—2/1/43 market value $25,500	25,000	25,000
Goldman Sachs & Co.0.200% dated 3/31/13 due 4/1/13, repurchase price $50,000 collateralized by FNMA, and FMAC, 3.00%—8.50%, 8/1/16—10/1/42 market value $51,000	50,000	50,000

1

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Merrill Lynch, Pierce, Fenner & Smith 0.100% dated 3/31/13 due 4/1/13, repurchase price $25,000 collateralized by U.S. Treasury Inflation Index Note, 2.00%, 1/15/26 market value $25,500	$25,000	$25,000
Merrill Lynch, Pierce, Fenner & Smith 0.160% dated 3/31/13 due 4/1/13, repurchase price $15,948 collateralized by U.S. Treasury Note, 0.25%, 7/15/15 market value $16,267	15,948	15,948

TOTAL REPURCHASE AGREEMENTS (Identified Cost $115,948)		115,948

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—5.0%
Goldman Sachs Financial Square Fund—Institutional Share (seven-day effective yield 0.140%)	10,020,378	10,020
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.110%)	10,044,610	10,045

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $20,065)		20,065

TOTAL INVESTMENTS—100.0% (Identified Cost $398,913)		398,913	(1)
Other assets and liabilities, net—0.0%		(42)

NET ASSETS—100.0%		$398,871

Abbreviations:

FMAC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend:

(1)	Federal Income Tax Information: At March 31, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)	The date shown represents next interest reset date.
(4)	The rate shown is the discount rate.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $5,019 or 1.3% of net assets.

2

Virtus Insight Money Market Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Certificates of Deposit	$40,000	$—	$40,000
Commercial Paper	195,224	—	195,224
Medium Term Notes	15,176	—	15,176
Repurchase Agreements	115,948	—	115,948
Variable Rate Demand Obligations—Municipal	12,500	—	12,500
Equity Securities:
Money Market Mutual Funds	20,065	20,065	—

Total Investments	$398,913	$20,065	$378,848

There are no Level 3 (Significant Unobservable Inputs) priced securities.

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER—14.6%
Maryland—4.4%
Johns Hopkins University
0.110%, 4/1/13	$4,000	$4,000
0.110%, 4/8/13	4,000	4,000

		8,000

Massachusetts—2.7%
Commonwealth Health & Educational Facilities Authority, Harvard University, 0.120%, 4/1/13	5,000	5,000

Michigan—4.7%
Michigan State University, Board of Trustees
0.120%, 4/1/13	3,000	3,000
0.140%, 5/20/13	5,500	5,500

		8,500

Virginia—2.8%
University of Virginia 0.140%, 5/6/13	5,000	5,000

TOTAL COMMERCIAL PAPER (Identified Cost $26,500)		26,500

VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL(2)(3)—77.9%
Alaska—1.1%
City of Valdez, Exxon Pipeline Project, Series A 0.130%, 4/1/13 (12/1/33(4))	2,000	2,000

Connecticut—5.0%
State Health & Educational Facilities Authority, Yale University,
Series V-1, 0.110%, 4/1/13 (7/1/36(4))	5,000	5,000
Series Y-3, 0.110%, 4/1/13 (7/1/35(4))	2,000	2,000
Series V-2, 0.100%, 4/1/13 (7/1/36(4))	2,000	2,000

		9,000

Florida—2.8%
JEA Water & Sewer System, Series B-1, 0.120%, 4/3/13 (10/1/36(4))	5,000	5,000

Illinois—2.3%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.140%, 4/1/13 (8/15/32(4))	4,100	4,100

	PAR VALUE	VALUE
Indiana—2.8%
State Finance Authority, Ascension Series E-5, 0.130%, 4/3/13 (11/15/33(4))	$5,000	$5,000

Kansas—1.4%
State Department of Transportation, Series C-3 0.100%, 4/4/13 (9/1/19(4))	2,600	2,600

Maryland—3.3%
State Economic Development Corp., Howard Medical Institute Series A, 0.120%, 4/3/13 (2/15/43(4))	6,000	6,000

Massachusetts—3.0%
Commonwealth of Massachusetts Series B, 0.150%, 4/1/13 (3/1/26(4))	5,400	5,400

Mississippi—5.3%
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.110%, 4/3/13 (5/15/27(4))	9,600	9,600

Missouri—5.1%
State Health & Educational Facilities Authority,
Washington University, Series A, 0.150%, 4/1/13 (9/1/30(4))	3,600	3,600
Washington University, Series A-1, 0.150%, 4/1/13 (10/1/35(4))	3,000	3,000
St. Louis University Series A-2 0.130%, 4/1/13 (10/1/35(4))	2,630	2,630

		9,230

New York—11.9%
City of New York Series C, 0.140%, 4/1/13 (10/1/23(4))	2,900	2,900
City of New York, Municipal Water Finance Authority,
Water & Sewer Sub-Series B-2, 0.100%, 4/4/13(6/15/24(4))	1,600	1,600
Water & Sewer Sub-Series B-4, 0.100%, 4/4/13(6/15/23)	4,100	4,100
State Dormitory Authority, Royal Charter Properties Series A 0.100%, 4/3/13 (11/15/36(4))	8,000	8,000

1

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—(continued)
Tompkins County Industrial Development Agency Civic Facility, Cornell University Project, Series A 0.090%, 4/4/13 (7/1/30(4))	$5,000	$5,000

		21,600

North Carolina—5.0%
City of Raleigh, 0.220%, 4/4/13 (6/1/34(4))	4,510	4,510
State Educational Facility Finance Agency, Duke University Project, Series A, 0.100%, 4/4/13 (6/1/27(4))	4,550	4,550

		9,060

Oregon—4.4%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series B, 0.120%, 4/3/13(6/1/37(4))	2,200	2,200
Series C, 0.120%, 4/3/13(6/1/37(4))	4,700	4,700
Series A, 0.110%, 4/3/13(6/1/37(4))	1,100	1,100

		8,000

Pennsylvania—5.1%
Commonwealth Housing Finance Agency, Building Development 0.120%, 4/4/13 (1/1/34(4))	9,280	9,280

Tennessee—0.6%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series C, 0.130%, 4/3/13 (5/1/39(4))	1,000	1,000

Texas—9.6%
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.090%, 4/3/13 (7/1/38(4))	8,465	8,465
University of Texas,
Series A 0.100%, 4/4/13(08/01/16(4))	3,000	3,000
Series B 0.100%, 4/4/13(8/01/16(4))	6,000	6,000

		17,465

Utah—1.3%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.140%, 4/1/13 (5/15/37(4))	2,300	2,300

Virginia—0.8%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.100%, 4/3/13 (2/15/38(4))	1,500	1,500

	PAR VALUE	VALUE
Wyoming—7.1%
Lincoln County, Pollution Control Exxon Project, 0.120%, 4/1/13 (8/1/15(4))	$4,400	$4,400
Sublette County, Pollution Control, Exxon Project 0.120%, 4/1/13 (11/1/14(4))	3,000	3,000
Uinta County, Pollution Control, Chevron U.S.A., Inc.
Chevron U.S.A., Inc. Project, 0.140%, 4/1/13(12/1/22(4))	1,500	1,500
Chevron U.S.A., Inc. Project Series 93, 0.130%, 4/1/13(8/15/20(4))	4,000	4,000

		12,900

TOTAL VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL (Identified Cost $141,035)		141,035

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—7.5%
Dreyfus Tax Exempt Cash Management Fund—Institutional Shares (seven-day effective yield 0.000%)	4,525,000	4,525
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.001%)	9,000,046	9,000

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $13,525)		13,525

TOTAL INVESTMENTS—100.0% (Identified Cost $181,060)		181,060	(1)
Other assets and liabilities, net—0.0%		12

NET ASSETS—100.0%		$181,072

Abbreviations:

VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: At March 31, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

2

Virtus Insight Tax-Exempt Money Market Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Commercial Paper	$26,500	$—	$26,500
Variable Rate Demand Obligations—Municipal	141,035	—	141,035
Equity Securities:
Money Market Mutual Funds	13,525	13,525	—

Total Investments	$181,060	$13,525	$167,535

There are no Level 3 (Significant Unobservable Inputs) priced securities

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of nine diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4:00 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S markets. In such cases the Funds fair value non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Trust’s most recent Report to Shareholders

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2013 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuations are reflected as Level 2.

The Virtus High Yield Income Fund owns the following internally fair valued securities and which are categorized as Level 3 in the hierarchy:

United Artists Theatre Circuit Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

Virgin Media Escrow Bond

This bond is internally fair valued based on the details of a pending corporate action.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2013 (Unaudited) (Continued)

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions

The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2013, the Funds held no illiquid and restricted securities.

NOTE 3— INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote

NOTE 4—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$7,428,327	1,023,618	(65,432)	958,186
High Yield Income Fund	61,118	4,238	(129)	4,109
Low Duration Income Fund	91,248	1,649	(177)	1,472
Tax-Exempt Bond Fund	337,626	19,903	(1,286)	18,617

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2013 (Unaudited) (Continued)

NOTE 5—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 05/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 05/29/2013

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 05/29/2013

* Print the name and title of each signing officer under his or her signature.